Property, Plant and Equipment - Summary of Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment losses
Impairments losses	$ 26,676	$ 3,639	$ 1,515
Impairment reversals
Impairment reversals	0	190	1,265
Exploration and production
Impairment losses
Impairments losses	20,155	2,983	1,066
Impairment reversals
Impairment reversals	0	0	1,265
Manufacturing, supply and distribution
Impairment losses
Impairments losses	6,490	654	441
Impairment reversals
Impairment reversals	0	190	0
Other
Impairment losses
Impairments losses	$ 31	$ 2	$ 8